Other Non-Current Assets (Details) $ in Millions	Dec. 31, 2024 USD ($) contract rig	Dec. 31, 2023 USD ($)
Disaggregation of Revenue [Line Items]
Deferred mobilization and contract preparation cost	$ 39.5	$ 42.6
Deferred tax asset	18.6	19.3
Deferred financing fee	1.2	1.7
Non-current accrued revenue	$ 1.5	$ 2.3
Right-of-use lease asset, non-current [extensible enumeration]	Other non-current assets	Other non-current assets
Right-of-use lease asset, non-current	$ 0.8	$ 1.1
Liquidated damages	0.0	0.8
Prepayments	0.9	0.3
Other non-current assets	$ 62.5	67.3
Rigs billed upon completion | rig	2
Delayed contracts | contract	2
Deferred demobilization revenue
Disaggregation of Revenue [Line Items]
Non-current accrued revenue	$ 1.5	$ 1.5